Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-Term Debt - Bank Loans (Table)
		As of December 31, 2024	As of December 31, 2023	Rate of interest
	Credit facilities
(i)	Assumed in December 2021 fully repaid in June 2024 (the “2021 credit facility”)	—	101,087	Margin + Secured Overnight Financing Rate (“SOFR”)
(ii)	Issued in October 2022 maturing in October 2028 (the “2022 credit facility”)	94,360	99,680	Margin + SOFR
(iii)	Issued in June 2023 maturing in June 2031 (the “2023 credit facility”)	90,625	96,875	Margin + SOFR
(iv)	Issued in January 2024 maturing in December 2030 (the “2024 - LNG/C Axios II credit facility”)	180,000	—	Margin + SOFR
(v)	Issued in June 2024 maturing in June 2031 (the “2024 - LNG/C Aktoras credit facility”)	233,500	—	Margin + SOFR
(vi)	Issued in June 2024 maturing in June 2031 (the “2024 - LNG/C Aristidis I credit facility”)	151,125	—	Margin + SOFR
	Sale and lease back agreements
(vii)	Assumed in September 2021 maturing in June 2030 (the “2021 Bocomm”)	118,216	126,479	Margin + SOFR
(viii)	Assumed in September 2021 maturing in November 2029 (the “2021 Bocomm”)	113,210	120,232	Margin + SOFR
(ix)	Assumed in November 2021 fully repaid in August 2024 (the “2021 CMBFL - LNG/C”)	—	130,873	Margin + SOFR
(x)	Assumed in November 2021 fully repaid in August 2024 (the “2021 CMBFL - LNG/C”)	—	129,829	Margin + SOFR
(xi)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	124,376	130,715	Fixed rate
(xii)	Issued in December 2022 maturing in January 2031 (the “2022 Jolco”)	100,273	104,284	($67,873: Margin + SOFR, $32,400: Fixed rate)
(xiii)	Issued in February 2023 maturing in February 2033 (the “2023 CMBFL - LNG/C”)	168,687	177,438	Margin + SOFR
(xiv)	Assumed in December 2023 maturing in October 2033 (the “2023 CMBFL - LNG/C AMI”)	174,212	196,317	Margin + SOFR
(xv)	Issued in May 2024 maturing in May 2032 (the “2023 - LNG/C Assos Jolco”)	236,079	—	($192,000: Margin + SOFR, $44,079: Fixed rate)
(xvi)	Issued in July 2024 maturing in July 2032 (the “2024 - LNG/C Apostolos Jolco”)	235,870	—	($192,000: Margin + SOFR, $43,870: Fixed rate)
(xvii)	Issued in August 2024 maturing in July 2031 (the “2024 Bocomm - LNG/C Attalos”)	158,780	—	Margin + SOFR
(xviii)	Issued in August 2024 maturing in July 2031 (the “2024 Bocomm - LNG/C Asklipios”)	158,780	—	Margin + SOFR
	Unsecured Bonds
(xix)	Issued in October 2021 maturing in October 2026 (the “2021 Bonds”)	156,136	165,984	Fixed rate
(xx)	Issued in July 2022 maturing in July 2029 (the “2022 Bonds”)	104,091	110,656	Fixed rate
	Total long-term debt	2,598,320	1,690,449
	Less: Deferred financing costs	19,808	11,796
	Total long-term debt, net	2,578,512	1,678,653
	Less: Current portion of long-term debt	132,439	95,847
	Add: Current portion of deferred financing costs	4,056	2,390
	Long-term debt, net	$2,450,129	$1,585,196

Long-Term Debt - Required Annual Loan Payments (Table)
For the year ending December 31,	Amount
2025	$132,439
2026	290,146
2027	118,211
2028	193,119
2029	304,529
Thereafter	1,559,876
Total	$2,598,320